Noncontrolling Interests (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deconsolidation of subsidiaries:
Net gains (losses) recognized due to deconsolidation of subsidiaries	¥ (22,736)	¥ 3,142	¥ (17,585)